Financial risk management (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of Intercompany Foreign Currency Balances [Table Text Block]
Balances in foreign currencies at December 31, 2012 are as follows:	Canadian Dollars
Cash and cash equivalents	$187,615
Accounts payable and accrued liabilities	$338,537